SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Restricted Cash
The following table provides a reconciliation of cash and restricted cash reported on the balance sheet that sum to the total of the same such amounts shown in the statements of cash flows (in thousands).

	December 31,
	2017	2016

Cash and cash equivalents	$9,073	$3,892
Restricted cash	4,432	3,787
Total cash, cash equivalents and restricted cash shown in the statement of cash flows.	$13,505	$7,679

Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives used in determining depreciation are as follows:
Years
Equipment and facilities	3-7
Internal- use software	7
Vehicles	3-7

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods which were excluded from the calculation of diluted income (loss) per share:

	Year Ended December 31,
	2017	2016	2015

Stock Options	-	150,000	150,000
Shares issuable upon conversion of convertible notes
payable to related party at a price of $1.50	16,652,333	16,852,097	19,365,121
Shares issuable upon conversion of accrued interest
payable to related party at a price of $0.75	16,815,677	12,310,501	13,806,589
Total	33,468,010	29,312,598	33,321,710